Fair Value Measurements - Summary of Fair Value Measurements Inputs into the Model (Detail) - Contingent Interest Liability	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation date	Dec. 31, 2022
Inception date	December 1 through December 14, 2022
Aggregate principal amount	$ 350,000
Contractual interest	100.00%
Maturity date	Date of successful business combination
Estimated business combination date	Jun. 30, 2023
Measurement Input Probability of an Acquisition Occurring [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probability of a business combination / Estimated market yield	0.10
Measurement Input Estimated market yield [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated probability of a business combination / Estimated market yield	0.13